Condensed Statements of Consolidated Cash Flows - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows - operating activities:
Net income	$ 800	$ 683	$ 864	$ 905	$ 770
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization, including regulatory amortization	914	826	1,117	985	901
Write-off of rate base disallowances		69	69
Provision in lieu of deferred income taxes - net	117	36	61	41	68
Other - net	(1)	(1)	(10)	(14)	(1)
Changes in operating assets and liabilities:
Accounts receivable	(222)	(257)	(43)	(138)	37
Inventories	(53)	(86)	(137)	(32)	(27)
Accounts payable - trade	12	22	42	45	27
Regulatory assets – deferred revenues (Note 2)	25	(28)	1	120	(46)
Regulatory assets – self-insurance reserve (Note 2)	(337)	(234)	(232)	(198)	(118)
Other assets and liabilities	(16)	155
Other - assets			(22)	16	(9)
Other - liabilities			90	137	56
Cash provided by operating activities	1,239	1,185	1,800	1,867	1,658
Cash flows - financing activities:
Issuances of senior secured notes (Note 5)	1,442	1,400	2,975	3,950	2,090
Repayments of senior secured notes (Note 5)	(500)		(875)	(2,732)	(1,290)
Borrowings under term loans		775
Repayments under term loans		(875)
Borrowings under AR Facility (Note 5)	900	600	600
Repayments under AR Facility (Note 5)	(400)	(100)	(600)
Borrowings under $500M Credit Facility (Note 5)	500
Net change in short-term borrowings (Note 4)	(218)	(116)
Contributions from members (Note 7)	720	336	452	425	705
Distributions to members (Note 7)	(376)	(404)	(552)	(425)	(839)
Debt discount, financing and reacquisition costs – net	(18)	(35)	(46)	(31)	(9)
Net change in short-term borrowings (Note 5)			84	(17)	145
Cash provided by financing activities	2,050	1,581	2,038	1,170	802
Cash flows - investing activities:
Capital expenditures	(3,314)	(2,797)	(3,824)	(3,049)	(2,497)
Sales tax audit settlement refund (Note 6)	56
Other - net	25	23	29	31	32
Expenditures for third party in joint project				(2)	(67)
Reimbursement from third party in joint project			1	6	99
Proceeds from sales of non-utility properties			9	21
Cash used in investing activities	(3,233)	(2,774)	(3,785)	(2,993)	(2,433)
Net change in cash, cash equivalents and restricted cash	56	(8)	53	44	27
Cash, cash equivalents and restricted cash - beginning balance	151	98	98	54	27
Cash, cash equivalents and restricted cash - ending balance	$ 207	$ 90	$ 151	$ 98	$ 54